INVESTMENT MANAGERS SERIES TRUST

March 7, 2014

VIA EDGAR

Securities and Exchange Commission
Division of Investment Management
100 F Street, NE
Washington, D.C. 20549

Re:	Investment Managers Series Trust
(filing relates to Segall Bryant & Hamill All Cap Fund and Segall Bryant & Hamill Small Cap Value Fund)
(File Nos. 333-122901 and 811-21719)

Ladies and Gentlemen:

On behalf of Investment Managers Series Trust (the “Trust”), we are filing Preliminary Proxy Statement relating to its series Segall Bryant & Hamill All Cap Fund and Segall Bryant & Hamill Small Cap Value Fund (the “Fund”) for the purpose of reappointing Segall Bryant & Hamill as advisor to the Fund.

Please contact the undersigned at (626) 914-1360 with any comments or questions relating to the filing.

Sincerely,

/s/Joy Ausili
Joy Ausili
Secretary
Investment Mangers Series Trust